Earnings Per Share - Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [line items]
Earnings attributable to BHP shareholders	$ 11,304	$ 7,956	$ 8,306
(Gain)/loss on sales of PP&E, Investments and Operations	(50)	4	(52)
Impairments of property, plant and equipment, financial assets and intangibles	2,633	494	264
Impairment expense	2,635	494	264
Other		48
Recycling of re-measurements from equity to the income statement			(6)
Tax effect of above adjustments	(60)	54	(64)
Subtotal of adjustments	3,100	695	238
Headline earnings	14,404	8,651	8,544
Diluted headline earnings	14,404	8,651	8,544
Samarco dam failure [member]
Earnings per share [line items]
Impairment expense	111	$ 95	$ 96
Cerrejón [Member]
Earnings per share [line items]
Impairment expense	$ 466